CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2017
CAPITAL STOCK
Summary of issued and outstanding capital stock

	Common Shares
	Number	Amount

Balance as of December 31, 2015	95,983,176	$3,801.4
Reduction of paid-up capital	—	(100.0)

Balance as of December 31, 2016	95,983,176	$3,701.4
Reduction of paid-up capital	—	(50.0)
Redemption	(541,899)	(20.6)

Balance as of December 31, 2017	95,441,277	$3,630.8